Note 17 - Regulatory Capital	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Regulatory Capital Requirements under Banking Regulations [Text Block]
17.	REGULATORY CAPITAL

The Bank and Company are subject to regulatory capital requirements administered by banking agencies. Capital adequacy guidelines and prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators about components, risk weightings, and other factors, and the regulators can lower classifications in some instances. As a result, failure to meet various capital requirements can initiate regulatory action that could directly affect the financial statements. As of December 31, 2021, the Bank and Company have met all capital adequacy requirements to which they are subject.

The prompt corrective action regulations provide five classifications: well-capitalized, adequately capitalized, under-capitalized, significantly undercapitalized, and critically undercapitalized. However, these terms are not used to represent the overall financial condition. If an institution is adequately capitalized, regulatory approval is required before the institution may accept brokered deposits. If an institution is undercapitalized, capital distributions are limited, as is asset growth and expansion, and plans for capital restoration are required.

The capital conservation buffer is designed to absorb losses during periods of economic stress. Banking institutions with a ratio of Common Equity Tier 1 capital to risk-weighted assets above the minimum but below the conservation buffer (or below the combined capital conservation buffer and countercyclical capital buffer, when the latter is applied) will face constraints on dividends, equity repurchases and compensation based on the amount of the shortfall.

The following tables present actual and required capital ratios as of December 31, 2021, and 2020 under the Basel III Capital Rules. Capital levels required to be considered well-capitalized are based upon prompt corrective action regulations, as amended to reflect the Basel III Capital Rules changes.

	As of December 31, 2021
		Tier 1	Common	Total Risk
	Leverage	Risk Based	Equity Tier 1	Based
The Middlefield Banking Company	9.80%	12.72%	12.72%	13.97%
Middlefield Banc Corp.	10.02%	12.96%	12.18%	14.21%
Adequately capitalized ratio	4.00%	6.00%	4.50%	8.00%
Adequately capitalized ratio plus fully phased-in capital conservation buffer	4.00%	8.50%	7.00%	10.50%
Well-capitalized ratio (Bank only)	5.00%	8.00%	6.50%	10.00%

	As of December 31, 2020
		Tier 1	Common	Total Risk
	Leverage	Risk Based	Equity Tier 1	Based
The Middlefield Banking Company	9.45%	11.47%	11.47%	12.68%
Middlefield Banc Corp.	10.22%	11.68%	10.96%	12.88%
Adequately capitalized ratio	4.00%	6.00%	4.50%	8.00%
Adequately capitalized ratio plus fully phased-in capital conservation buffer	4.00%	8.50%	7.00%	10.50%
Well-capitalized ratio (Bank only)	5.00%	8.00%	6.50%	10.00%